Taxation - Summary of Tax (Expense) Credit Recognised Directly in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Tax Expense Credit Recognised Directly In Equity [Abstract]
Tax (expense) credit relating to share-based payments	£ (2)	£ (6)